PIMCO Funds

Supplement Dated March 15, 2013 to the

PIMCO Worldwide Fundamental Advantage TR Strategy Fund Class A, Class C and Class R

Prospectus and PIMCO Worldwide Fundamental Advantage TR Strategy Fund Institutional Class,

Class P, Administrative Class and Class D Prospectus,

each dated September 5, 2012, as supplemented from time to time (each a “Prospectus”)

Disclosure Related to the PIMCO Worldwide Fundamental Advantage TR Strategy Fund

(the “Fund”)

The Board of Trustees of PIMCO Funds has approved changes in certain non-fundamental investment policies of and the name of the Fund. These changes are intended to describe the approach for managing the Fund’s actively managed fixed income component, which is an absolute return oriented approach. PIMCO’s “Absolute Return” strategy is generally intended to signal a greater degree of flexibility than PIMCO’s “total return” strategy. In comparison to the total return strategy, an absolute return strategy is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. These changes relate solely to the actively managed fixed income component of the Fund and will not impact the equity index replicating component of the Fund.

The following changes are effective March 22, 2013.

The name of the Fund is changed to the PIMCO Worldwide Fundamental Advantage AR Strategy Fund. Therefore, all references to the Fund in each Prospectus are deleted and replaced with the PIMCO Worldwide Fundamental Advantage AR Strategy Fund.

All references relating to the ticker symbol for Class A shares of the PIMCO Worldwide Fundamental Advantage AR Strategy Fund are deleted and replaced with the following:

PWWAX

All references relating to the ticker symbol for Class C shares of the PIMCO Worldwide Fundamental Advantage AR Strategy Fund are deleted and replaced with the following:

PWWCX

All references relating to the ticker symbol for Class D shares of the PIMCO Worldwide Fundamental Advantage AR Strategy Fund are deleted and replaced with the following:

PWWDX

All references relating to the ticker symbol for Class P shares of the PIMCO Worldwide Fundamental Advantage AR Strategy Fund are deleted and replaced with the following:

PWWPX

The following is added after the first sentence of the first paragraph of the “Principal Investment Strategies” section of the Fund’s Fund Summary in each Prospectus:

In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund.

The fourth sentence of the fifth paragraph of the “Principal Investment Strategies” section of the Fund’s Fund Summary in each Prospectus is deleted and replaced with the following:

The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B).

The sixth sentence of the fifth paragraph of the “Principal Investment Strategies” section of the Fund’s Fund Summary in each Prospectus is deleted and replaced with the following:

The Fund may invest up to 25% of its total assets in Fixed Income Instruments that are economically tied to emerging market countries, but may gain emerging markets exposure beyond this limit through other securities and instruments.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_031513

PIMCO Funds

Supplement Dated March 15, 2013 to the

Strategic Markets Class A, Class B, Class C and Class R Prospectus and

Strategic Markets Institutional Class, Class P, Administrative Class and Class D Prospectus, each dated July 31, 2012, as supplemented from time to time (each a “Prospectus”)

The Board of Trustees of PIMCO Funds has approved changes in certain non-fundamental investment policies of and the names of certain series of PIMCO Funds (each a “Fund”). These changes are intended to describe the approach for managing a Fund’s actively managed fixed income component, which is an absolute return oriented approach. PIMCO’s “Absolute Return” strategy is generally intended to signal a greater degree of flexibility than PIMCO’s “total return” strategy. In comparison to the total return strategy, an absolute return strategy is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. These changes relate solely to the actively managed fixed income component of a Fund and will not impact the equity index replicating component of the Fund.

The following changes are effective March 22, 2013.

The name of the PIMCO EM Fundamental IndexPLUS TR Strategy Fund is changed to the PIMCO EM Fundamental IndexPLUS AR Strategy Fund. Therefore, all references to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund in each Prospectus are deleted and replaced with the PIMCO EM Fundamental IndexPLUS AR Strategy Fund.

The name of the PIMCO Fundamental Advantage Total Return Strategy Fund is changed to the PIMCO Fundamental Advantage Absolute Return Strategy Fund. Therefore, all references to the PIMCO Fundamental Advantage Total Return Strategy Fund in each Prospectus are deleted and replaced with the PIMCO Fundamental Advantage Absolute Return Strategy Fund.

The name of the PIMCO Fundamental IndexPLUS TR Fund is changed to the PIMCO Fundamental IndexPLUS AR Fund. Therefore, all references to the PIMCO Fundamental IndexPLUS TR Fund in each Prospectus are deleted and replaced with the PIMCO Fundamental IndexPLUS AR Fund.

The name of the PIMCO International Fundamental IndexPLUS TR Strategy Fund is changed to the PIMCO International Fundamental IndexPLUS AR Strategy Fund. Therefore, all references to the PIMCO International Fundamental IndexPLUS TR Strategy Fund in each Prospectus are deleted and replaced with the PIMCO International Fundamental IndexPLUS AR Strategy Fund.

The name of the PIMCO International StocksPLUS TR Strategy Fund (Unhedged) is changed to the PIMCO International StocksPLUS AR Strategy Fund (Unhedged). Therefore, all references to the PIMCO International StocksPLUS TR Strategy Fund (Unhedged) in each Prospectus are deleted and replaced with the PIMCO International StocksPLUS AR Strategy Fund (Unhedged).

The name of the PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged) is changed to the PIMCO International StocksPLUS AR Strategy Fund (U.S. Dollar-Hedged). Therefore, all references to the PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged) in each Prospectus are deleted and replaced with the PIMCO International StocksPLUS AR Strategy Fund (U.S. Dollar-Hedged).

The name of the PIMCO Small Cap StocksPLUS TR Fund is changed to the PIMCO Small Cap StocksPLUS AR Strategy Fund. Therefore, all references to the PIMCO Small Cap StocksPLUS TR Fund in each Prospectus are deleted and replaced with the PIMCO Small Cap StocksPLUS AR Strategy Fund.

The name of the PIMCO Small Company Fundamental IndexPLUS TR Strategy Fund is changed to the PIMCO Small Company Fundamental IndexPLUS AR Strategy Fund. Therefore, all references to the PIMCO

Small Company Fundamental IndexPLUS TR Strategy Fund in each Prospectus are deleted and replaced with the PIMCO Small Company Fundamental IndexPLUS AR Strategy Fund.

The name of the PIMCO StocksPLUS Total Return Fund is changed to the PIMCO StocksPLUS Absolute Return Fund. Therefore, all references to the PIMCO StocksPLUS Total Return Fund in each Prospectus are deleted and replaced with the PIMCO StocksPLUS Absolute Return Fund.

The name of the PIMCO StocksPLUS TR Short Strategy Fund is changed to the PIMCO StocksPLUS AR Short Strategy Fund. Therefore, all references to the PIMCO StocksPLUS TR Short Strategy Fund in each Prospectus are deleted and replaced with the PIMCO StocksPLUS AR Short Strategy Fund.

The following is added after the first sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO EM Fundamental IndexPLUS AR Strategy Fund’s Fund Summary in each Prospectus:

In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund.

The fourth and fifth sentences of the third paragraph of the “Principal Investment Strategies” section of the PIMCO EM Fundamental IndexPLUS AR Strategy Fund’s Fund Summary in each Prospectus is deleted and replaced with the following:

The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). With respect to the Fund’s fixed income investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.

The following is added after the first sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Fundamental Advantage Absolute Return Strategy Fund’s Fund Summary in each Prospectus:

In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund.

The third and fourth sentences of the fifth paragraph of the “Principal Investment Strategies” section of the PIMCO Fundamental Advantage Absolute Return Strategy Fund’s Fund Summary in each Prospectus is deleted and replaced with the following:

The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). With respect to the Fund’s fixed income investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.

The following is added after the first sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Fundamental IndexPLUS AR Fund’s Fund Summary in each Prospectus:

In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund.

The fourth through sixth sentences of the fourth paragraph of the “Principal Investment Strategies” section of the PIMCO Fundamental IndexPLUS AR Fund’s Fund Summary in each Prospectus is deleted and replaced with the following:

The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.

The fourth sentence of the fifth paragraph of the “Principal Investment Strategies” section of the PIMCO International Fundamental IndexPLUS AR Strategy Fund’s Fund Summary in each Prospectus is deleted and replaced with the following:

The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B).

The following is added after the first sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO International Fundamental IndexPLUS AR Strategy Fund’s Fund Summary in each Prospectus:

In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund.

The sixth sentence of the fifth paragraph of the “Principal Investment Strategies” section of the PIMCO International Fundamental IndexPLUS AR Strategy Fund’s Fund Summary in each Prospectus is deleted and replaced with the following:

The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.

The following is added after the first sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO International StocksPLUS AR Strategy Fund (Unhedged)’s Fund Summary in each Prospectus:

In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund.

The fourth through sixth sentences of the fourth paragraph of the “Principal Investment Strategies” section of the PIMCO International StocksPLUS AR Strategy Fund (Unhedged)’s Fund Summary in each Prospectus is deleted and replaced with the following:

The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.

The following is added after the first sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO International StocksPLUS AR Strategy Fund (U.S. Dollar-Hedged)’s Fund Summary in each Prospectus:

In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund.

The fourth through sixth sentences of the fourth paragraph of the “Principal Investment Strategies” section of the PIMCO International StocksPLUS AR Strategy Fund (U.S. Dollar-Hedged)’s Fund Summary in each Prospectus is deleted and replaced with the following:

The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.

The following is added after the first sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Small Cap StocksPLUS AR Strategy Fund’s Fund Summary in each Prospectus:

In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund.

The fourth through sixth sentences of the fourth paragraph of the “Principal Investment Strategies” section of the PIMCO Small Cap StocksPLUS AR Strategy Fund’s Fund Summary in each Prospectus is deleted and replaced with the following:

The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.

The following is added after the first sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Small Company Fundamental IndexPLUS AR Strategy Fund’s Fund Summary in each Prospectus:

In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund.

The fourth sentence of the fifth paragraph of the “Principal Investment Strategies” section of the PIMCO Small Company Fundamental IndexPLUS AR Strategy Fund’s Fund Summary in each Prospectus is deleted and replaced with the following:

The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B).

The sixth sentence of the fifth paragraph of the “Principal Investment Strategies” section of the PIMCO Small Company Fundamental IndexPLUS AR Strategy Fund’s Fund Summary in each Prospectus is deleted and replaced with the following:

The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.

The following is added after the first sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO StocksPLUS Absolute Return Fund’s Fund Summary in each Prospectus:

In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund.

The fourth through sixth sentences of the fourth paragraph of the “Principal Investment Strategies” section of the PIMCO StocksPLUS Absolute Return Fund’s Fund Summary in each Prospectus is deleted and replaced with the following:

The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.

The following is added after the first sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO StocksPLUS AR Short Strategy Fund’s Fund Summary in each Prospectus:

In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund.

The fifth through seventh sentences of the third paragraph of the “Principal Investment Strategies” section of the PIMCO StocksPLUS AR Short Strategy Fund’s Fund Summary in each Prospectus is deleted and replaced with the following:

The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_031513

PIMCO Funds

Supplement Dated March 15, 2013 to the

Statement of Additional Information, dated July 31, 2012,

as supplemented from time to time (the “SAI”)

The Board of Trustees of PIMCO Funds has approved changes in certain non-fundamental investment policies of and the names of certain series of PIMCO Funds (each a “Fund”). These changes are intended to describe the approach for managing a Fund’s actively managed fixed income component, which is an absolute return oriented approach. PIMCO’s “Absolute Return” strategy is generally intended to signal a greater degree of flexibility than PIMCO’s “total return” strategy. In comparison to the total return strategy, an absolute return strategy is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. These changes relate solely to the actively managed fixed income component of a Fund and will not impact the equity index replicating component of the Fund.

The following changes are effective March 22, 2013.

The name of the PIMCO EM Fundamental IndexPLUS TR Strategy Fund is changed to the PIMCO EM Fundamental IndexPLUS AR Strategy Fund. Therefore, all references to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund in the SAI are deleted and replaced with the PIMCO EM Fundamental IndexPLUS AR Strategy Fund.

The name of the PIMCO Fundamental Advantage Total Return Strategy Fund is changed to the PIMCO Fundamental Advantage Absolute Return Strategy Fund. Therefore, all references to the PIMCO Fundamental Advantage Total Return Strategy Fund in the SAI are deleted and replaced with the PIMCO Fundamental Advantage Absolute Return Strategy Fund.

The name of the PIMCO Fundamental IndexPLUS TR Fund is changed to the PIMCO Fundamental IndexPLUS AR Fund. Therefore, all references to the PIMCO Fundamental IndexPLUS TR Fund in the SAI are deleted and replaced with the PIMCO Fundamental IndexPLUS AR Fund.

The name of the PIMCO International Fundamental IndexPLUS TR Strategy Fund is changed to the PIMCO International Fundamental IndexPLUS AR Strategy Fund. Therefore, all references to the PIMCO International Fundamental IndexPLUS TR Strategy Fund in the SAI are deleted and replaced with the PIMCO International Fundamental IndexPLUS AR Strategy Fund.

The name of the PIMCO International StocksPLUS TR Strategy Fund (Unhedged) is changed to the PIMCO International StocksPLUS AR Strategy Fund (Unhedged). Therefore, all references to the PIMCO International StocksPLUS TR Strategy Fund (Unhedged) in the SAI are deleted and replaced with the PIMCO International StocksPLUS AR Strategy Fund (Unhedged).

The name of the PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged) is changed to the PIMCO International StocksPLUS AR Strategy Fund (U.S. Dollar-Hedged). Therefore, all references to the PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged) in the SAI are deleted and replaced with the PIMCO International StocksPLUS AR Strategy Fund (U.S. Dollar-Hedged).

The name of the PIMCO Small Cap StocksPLUS TR Fund is changed to the PIMCO Small Cap StocksPLUS AR Strategy Fund. Therefore, all references to the PIMCO Small Cap StocksPLUS TR Fund in the SAI are deleted and replaced with the PIMCO Small Cap StocksPLUS AR Strategy Fund.

The name of the PIMCO Small Company Fundamental IndexPLUS TR Strategy Fund is changed to the PIMCO Small Company Fundamental IndexPLUS AR Strategy Fund. Therefore, all references to the PIMCO

Small Company Fundamental IndexPLUS TR Strategy Fund in the SAI are deleted and replaced with the PIMCO Small Company Fundamental IndexPLUS AR Strategy Fund.

The name of the PIMCO StocksPLUS Total Return Fund is changed to the PIMCO StocksPLUS Absolute Return Fund. Therefore, all references to the PIMCO StocksPLUS Total Return Fund in the SAI are deleted and replaced with the PIMCO StocksPLUS Absolute Return Fund.

The name of the PIMCO StocksPLUS TR Short Strategy Fund is changed to the PIMCO StocksPLUS AR Short Strategy Fund. Therefore, all references to the PIMCO StocksPLUS TR Short Strategy Fund in the SAI are deleted and replaced with the PIMCO StocksPLUS AR Short Strategy Fund.

The name of the Fund is changed to the PIMCO Worldwide Fundamental Advantage AR Strategy Fund. Therefore, all references to the Fund in the SAI are deleted and replaced with the PIMCO Worldwide Fundamental Advantage AR Strategy Fund.

All references relating to the ticker symbol for Class A shares of the PIMCO Worldwide Fundamental Advantage AR Strategy Fund are deleted and replaced with the following:

PWWAX

All references relating to the ticker symbol for Class C shares of the PIMCO Worldwide Fundamental Advantage AR Strategy Fund are deleted and replaced with the following:

PWWCX

All references relating to the ticker symbol for Class D shares of the PIMCO Worldwide Fundamental Advantage AR Strategy Fund are deleted and replaced with the following:

PWWDX

All references relating to the ticker symbol for Class P shares of the PIMCO Worldwide Fundamental Advantage AR Strategy Fund are deleted and replaced with the following:

PWWPX

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_031513

PIMCO Funds

Supplement Dated March 15, 2013 to the

Bond Funds Class A, Class B, Class C and Class R Prospectus and

Bond Funds Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus,

each dated July 31, 2012, as supplemented from time to time (each a “Prospectus”)

Disclosure Related to the PIMCO Income Fund (the “Fund”)

Effective immediately, the Fund’s portfolio is jointly managed by Daniel J. Ivascyn and Alfred T. Murata. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in each Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund is jointly managed by Daniel J. Ivascyn and Alfred T. Murata. Messrs. Ivascyn and Murata are Managing Directors of PIMCO. Mr. Ivascyn has managed the Fund since its inception in March 2007. Mr. Murata has managed the Fund since March 2013.

In addition, effective immediately, the following is added to the table in the “Management of the Funds—Individual Portfolio Managers” section of each Prospectus:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Income	Alfred T. Murata	3/13	Managing Director, PIMCO. He is a portfolio manager on the mortgage credit team. Prior to joining PIMCO in 2001, he researched and implemented exotic equity and interest rate derivatives at Nikko Financial Technologies.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP4_031513

PIMCO Funds

Supplement dated March 15, 2013 to the

Statement of Additional Information dated July 31, 2012,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Income Fund (the “Fund”)

Effective immediately, the Fund’s portfolio is jointly managed by Daniel J. Ivascyn and Alfred T. Murata. Therefore, immediately, the following is added to the table in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Murata[30]
Registered Investment Companies	1	$117.99	0	N/A
Other Pooled Investment Vehicles	2	$3,011.99	0	N/A
Other Accounts	3	$330.11	0	N/A
[30]	Effective March 15, 2013, Mr. Murata manages the PIMCO Income Fund, which has $7,727.2 million in total assets under management as of March 31, 2012.

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective March 15, 2013, the PIMCO Income Fund is jointly managed by Daniel J. Ivascyn and Alfred T. Murata. Information pertaining to accounts managed by Mr. Murata is as of January 31, 2013.

Additionally, effective immediately, the section of the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI relating to the Funds is deleted and replaced with the following:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Murata[10]	PIMCO Income	None

[10]	Effective March 15, 2013, Mr. Murata manages the PIMCO Income Fund. Information pertaining to Mr. Murata is as of March 8, 2013.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP5_031513